Quarterly Holdings Report
for

Fidelity® Floating Rate Central Fund

June 30, 2019

FR1-QTLY-0819
1.816012.115

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 91.6%(a)
	Principal Amount	Value
Aerospace - 1.5%
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.64% 6/13/26 (b)(c)	$875,000	$866,801
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.8299% 5/30/25 (b)(c)	2,962,500	2,890,896
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.8299% 6/9/23 (b)(c)	13,582,106	13,323,231
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.8299% 8/22/24 (b)(c)	6,145,153	6,011,988
Wesco Aircraft Hardware Corp. Tranche A, term loan 3 month U.S. LIBOR + 3.000% 5.41% 11/30/20 (b)(c)	460,000	455,975
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.3396% 4/30/25 (b)(c)	4,218,125	4,207,580
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.34% 4/30/26 (b)(c)	1,000,000	993,750

TOTAL AEROSPACE		28,750,221

Air Transportation - 0.5%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 4/4/26 (b)(c)	3,957,378	3,971,505
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 4/4/26 (b)(c)	2,127,622	2,135,218
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1536% 10/5/24 (b)(c)	3,447,609	3,423,924

TOTAL AIR TRANSPORTATION		9,530,647

Automotive & Auto Parts - 1.0%
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.16% 6/30/23 (b)(c)	5,006,463	4,982,983
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 5/22/26 (c)(d)	2,500,000	2,506,250
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.101% 11/27/20 (b)(c)	6,392,714	6,045,142
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.601% 11/27/21 (b)(c)	2,641,000	2,165,620
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 3/31/24 (b)(c)	633,802	629,333
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.8299% 4/18/23 (b)(c)	3,097,090	3,104,833

TOTAL AUTOMOTIVE & AUTO PARTS		19,434,161

Banks & Thrifts - 0.7%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8866% 6/7/24 (b)(c)	6,750,000	6,756,750
Citadel Securities LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 2/27/26 (b)(c)(e)	4,488,750	4,488,750
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6/7/26 (c)(d)	3,130,000	3,131,315

TOTAL BANKS & THRIFTS		14,376,815

Broadcasting - 1.4%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 8/15/25 (b)(c)	6,587,199	6,566,647
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 11/18/24 (b)(c)	3,907,463	3,899,335
iHeartCommunications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5/1/26 (c)(d)	3,143,343	3,146,298
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.16% 12/18/20 (b)(c)	2,639,898	2,633,298
NEP/NCP Holdco, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 10/19/25 (b)(c)	1,343,250	1,339,059
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4024% 10/19/26 (b)(c)	1,500,000	1,477,500
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 6/19/26 (c)(d)	7,310,000	7,282,588

TOTAL BROADCASTING		26,344,725

Building Materials - 0.9%
ACProducts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.9024% 2/15/24 (b)(c)(e)	2,111,719	2,006,133
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 6/1/25 (b)(c)	2,890,838	2,811,947
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.33% 7/2/25 (b)(c)	2,968,759	2,946,494
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 4.1524% 10/17/23 (b)(c)	1,488,750	1,486,353
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.59% 9/27/24 (b)(c)	3,250,438	3,208,637
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8422% 5/21/22 (b)(c)	4,442,064	4,433,757

TOTAL BUILDING MATERIALS		16,893,321

Cable/Satellite TV - 2.7%
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.16% 5/1/24 (b)(c)	1,244,600	1,239,410
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.33% 4/30/25 (b)(c)	24,056,663	24,020,578
CSC Holdings LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8943% 1/25/26 (b)(c)	5,806,350	5,723,377
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6443% 1/15/26 (b)(c)	1,995,000	1,961,344
Tranche B4 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3943% 4/6/27 (b)(c)	2,000,000	2,000,500
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 4.36% 1/15/25 (b)(c)	1,066,013	1,062,015
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8943% 1/15/26 (b)(c)	5,500,000	5,476,185
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6536% 8/19/23 (b)(c)	11,802,312	11,513,155

TOTAL CABLE/SATELLITE TV		52,996,564

Capital Goods - 0.6%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1524% 3/13/25 (b)(c)	1,811,143	1,802,540
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 10/1/25 (b)(c)	3,407,201	3,341,204
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9375% 5/9/25 (b)(c)	1,418,795	1,413,475
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6524% 11/15/26 (b)(c)	645,000	634,248
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1524% 11/15/25 (b)(c)	2,124,325	2,094,223
Sundyne U.S. Purchaser, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4385% 5/15/26 (b)(c)	1,500,000	1,500,000

TOTAL CAPITAL GOODS		10,785,690

Chemicals - 2.2%
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 11/18/23 (b)(c)	607,466	590,002
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 11/18/23 (b)(c)	467,167	453,736
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6/27/26 (c)(d)	1,900,000	1,897,625
MacDermid, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 1/31/26 (b)(c)	2,810,875	2,799,463
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.8299% 3/1/26 (b)(c)	6,483,750	6,390,579
OCI Partners LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 3/13/25 (b)(c)	3,926,329	3,921,421
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 6.125% 10/11/24 (b)(c)	5,390,742	5,373,923
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6685% 10/1/25 (b)(c)	9,890,213	9,721,288
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.16% 4/3/25 (b)(c)	2,505,632	2,429,837
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.4024% 9/6/24 (b)(c)	1,965,000	1,941,263
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3741% 9/22/24 (b)(c)	2,906,610	2,874,957
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 7/1/24 (b)(c)	1,206,433	1,202,283
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.0799% 4/3/25 (b)(c)	755,074	752,243
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.0799% 4/3/25 (b)(c)	1,294,413	1,289,559

TOTAL CHEMICALS		41,638,179

Consumer Products - 1.0%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 6.4121% 6/11/26 (b)(c)	1,462,025	1,454,715
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 6/11/26 (c)(d)(f)	287,975	286,535
Coty, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6685% 4/5/25 (b)(c)	2,704,511	2,636,899
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.59% 7/3/20 (b)(c)	2,166,183	2,051,375
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.94% 4/30/25 (b)(c)	4,466,250	3,671,258
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3942% 6/15/25 (b)(c)	1,821,600	1,633,374
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.35% 11/29/24 (b)(c)	7,845,481	7,695,083

TOTAL CONSUMER PRODUCTS		19,429,239

Containers - 2.4%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4331% 11/7/25 (b)(c)	7,236,788	7,015,632
Berry Global Group, Inc. Tranche U, term loan 3 month U.S. LIBOR + 2.500% 5/17/26 (c)(d)	7,375,000	7,320,499
Berry Global, Inc.:
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 4.4116% 10/1/22 (b)(c)	5,099,973	5,060,653
Tranche T, term loan 3 month U.S. LIBOR + 1.750% 4.1616% 1/6/21 (b)(c)	7,384,667	7,356,974
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.8535% 4/3/24 (b)(c)	1,470,000	1,417,933
Charter Nex U.S., Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 5/16/24 (b)(c)	1,340,000	1,333,970
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 5/16/24 (b)(c)	1,327,900	1,301,900
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 5/22/24 (b)(c)	1,969,947	1,934,981
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4011% 4/3/25 (b)(c)	1,695,752	1,702,959
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7532% 8/3/22 (b)(c)	365,178	362,516
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 2/5/23 (b)(c)	9,120,243	9,044,545
Tank Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.6402% 3/26/26 (b)(c)	1,600,000	1,598,496

TOTAL CONTAINERS		45,451,058

Diversified Financial Services - 3.4%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 4/4/24 (b)(c)	2,905,084	2,895,003
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.1329% 1/15/25 (b)(c)	4,838,706	4,829,658
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.0828% 10/31/24 (b)(c)	3,478,609	3,466,191
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.16% 4/27/24 (b)(c)	1,693,181	1,668,206
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.4434% 10/6/23 (b)(c)	3,068,333	3,063,854
Eagle 4 Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6/27/26 (c)(d)	1,000,000	1,000,000
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1524% 10/1/25 (b)(c)	14,557,174	14,106,775
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 12/27/22 (b)(c)	1,925,579	1,921,362
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.56% 2/9/23 (b)(c)	5,506,413	5,478,881
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0799% 10/30/22 (b)(c)	3,000,000	2,996,790
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.9024% 7/3/24 (b)(c)	1,630,254	1,626,586
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6875% 3/29/25 (b)(c)	1,105,900	1,098,988
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7453% 3/1/25 (b)(c)	5,272,555	5,223,784
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9% 7/3/24 (b)(c)	972,600	970,577
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3299% 6/30/24 (b)(c)	1,886,520	1,859,788
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4024% 12/5/20 (b)(c)	2,686,840	2,673,406
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1885% 9/29/24 (b)(c)	851,988	832,554
TransUnion LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 6/19/25 (b)(c)	3,465,000	3,453,739
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 4/9/23 (b)(c)	6,193,088	6,178,720

TOTAL DIVERSIFIED FINANCIAL SERVICES		65,344,862

Diversified Media - 0.1%
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.125% 3/16/25 (b)(c)	2,708,206	2,708,206
Energy - 6.1%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8299% 5/18/23 (b)(c)	5,550,857	5,439,840
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1524% 11/3/25 (b)(c)	5,000,000	4,745,850
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6524% 6/22/24 (b)(c)	7,124,739	6,750,691
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3834% 5/21/25 (b)(c)	2,757,150	2,588,275
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.7774% 12/31/21 (b)(c)	12,435,000	12,596,655
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1524% 12/31/22 (b)(c)	12,520,000	11,947,711
Citgo Petroleum Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.5998% 3/27/24 (b)(c)	8,750,000	8,750,000
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.0998% 7/29/21 (b)(c)	8,018,988	8,008,964
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9011% 5/7/25 (b)(c)	7,920,000	7,702,200
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.5799% 3/13/25 (b)(c)	2,134,880	2,101,533
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 10.3299% 3/23/26 (b)(c)	739,117	729,878
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 2/6/25 (b)(c)	694,727	682,277
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.41% 3/1/26 (b)(c)	5,000,000	4,910,950
Equitrans Midstream Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9024% 1/31/24 (b)(c)	2,631,775	2,643,302
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 8.2718% 3/28/22 (b)(c)	1,310,456	1,063,658
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1524% 4/16/21 (b)(c)	993,975	991,241
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.4024% 3/1/24 (b)(c)	8,225,000	4,194,750
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6329% 7/18/25 (b)(c)	10,515,026	10,466,868
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.649% 8/25/23 (b)(c)	3,977,509	3,239,999
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.4036% 5/22/26 (b)(c)	4,750,000	4,720,313
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6/13/26 (c)(d)	625,000	625,781
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 10/30/24 (b)(c)	3,638,600	3,538,539
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9375% 11/14/25 (b)(c)	4,154,125	4,143,740
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.66% 12/9/21 (b)(c)	3,583,874	3,243,406
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 11/8/22 (b)(c)	1,044,100	1,037,574

TOTAL ENERGY		116,863,995

Entertainment/Film - 0.6%
AMC Entertainment Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.23% 4/22/26 (b)(c)	3,990,000	3,978,030
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2633% 7/8/22 (b)(c)	4,585,715	4,421,134
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5799% 7/8/23 (b)(c)	760,000	686,531
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 1/23/25 (b)(c)	2,440,322	2,423,557

TOTAL ENTERTAINMENT/FILM		11,509,252

Environmental - 0.1%
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 2/8/26 (b)(c)	1,311,713	1,306,794
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 12/20/24 (b)(c)	1,239,256	1,233,060

TOTAL ENVIRONMENTAL		2,539,854

Food & Drug Retail - 2.4%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0799% 12/6/24 (b)(c)	2,877,417	2,855,836
Albertson's LLC Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 10/29/25 (b)(c)	1,186,519	1,179,768
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.5424% 5/31/24 (b)(c)	13,895,000	13,275,561
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1354% 10/22/25 (b)(c)	2,356,275	2,353,329
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.9024% 5/1/26 (b)(c)	8,977,500	8,955,056
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.0828% 11/20/25 (b)(c)	1,774,500	1,517,198
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4024% 11/25/20 (b)(c)	263,739	259,783
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.7774% 11/25/22 (b)(c)	13,589,106	12,660,562
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 3/27/23 (b)(c)	2,723,671	2,725,387

TOTAL FOOD & DRUG RETAIL		45,782,480

Food/Beverage/Tobacco - 1.8%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.1685% 10/1/26 (b)(c)	410,000	407,950
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1685% 10/1/25 (b)(c)	1,194,000	1,192,878
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 10/7/23 (b)(c)	8,189,545	8,043,689
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 2/6/25 (b)(c)	1,426,938	1,401,367
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4036% 5/24/24 (b)(c)	5,618,981	5,587,740
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 9.1269% 6/20/25 (b)(c)	1,250,000	1,151,563
Sage Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 7.1269% 6/6/26 (b)(c)	4,250,000	4,260,625
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.1524% 6/30/22 (b)(c)	4,741,187	4,705,628
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.6524% 6/30/21 (b)(c)	3,399,288	3,383,719
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 6/27/23 (b)(c)	2,882,571	2,860,634
U.S. Salt LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 7.1524% 1/16/26 (b)(c)(e)	1,336,650	1,334,979

TOTAL FOOD/BEVERAGE/TOBACCO		34,330,772

Gaming - 6.9%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 7/1/23 (b)(c)	1,865,549	1,792,476
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 2/15/24 (b)(c)	2,247,612	2,241,296
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.3415% 10/19/24 (b)(c)	5,492,293	5,440,830
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6218% 9/15/23 (b)(c)	2,601,083	2,584,540
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 12/22/24 (b)(c)	23,772,438	23,351,428
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 4/18/24 (b)(c)	5,407,534	5,382,444
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.6875% 4/17/24 (b)(c)	3,375,018	3,359,189
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 3/15/24 (b)(c)	4,031,456	4,013,315
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3299% 3/13/25 (b)(c)	2,904,328	2,853,503
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.41% 10/20/24 (b)(c)	8,663,123	8,619,808
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1488% 10/4/23 (b)(c)	14,032,324	13,903,227
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1885% 3/27/25 (b)(c)	7,644,441	7,580,992
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4385% 10/14/23 (b)(c)	2,374,296	2,207,668
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 5/29/26 (b)(c)	2,890,000	2,893,006
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 10/15/25 (b)(c)	4,477,500	4,457,217
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.2159% 8/14/24 (b)(c)	16,017,749	15,761,945
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8299% 7/10/25 (b)(c)	12,484,899	12,478,407
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.91% 6/8/23 (b)(c)	9,151,433	9,104,029
Twin River Management Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1616% 5/10/26 (b)(c)	530,000	528,452
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.16% 12/31/21 (b)(c)	2,640,000	2,600,400
Wynn Resorts Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.69% 10/30/24 (b)(c)	1,246,875	1,235,616

TOTAL GAMING		132,389,788

Healthcare - 4.4%
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.9024% 6/22/24 (b)(c)	3,846,724	3,840,723
Catalent Pharma Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 5/9/26 (b)(c)	1,995,000	1,993,344
CVS Holdings I LP Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.16% 2/6/26 (b)(c)	1,000,000	1,006,250
HCA Holdings, Inc.:
Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 4.3299% 3/13/25 (b)(c)	10,862,500	10,864,238
Tranche B 11LN, term loan 3 month U.S. LIBOR + 1.750% 4.1885% 3/18/23 (b)(c)	2,787,765	2,787,374
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.0219% 8/18/22 (b)(c)(e)	154,275	151,190
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0799% 6/7/23 (b)(c)	278,916	266,264
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6799% 6/30/25 (b)(c)	4,488,441	4,310,788
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 9/27/24 (b)(c)	3,594,659	3,438,687
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.9375% 2/22/24 (b)(c)	3,204,438	3,014,831
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9036% 11/16/25 (b)(c)	6,962,506	6,916,484
Tivity Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.6524% 3/8/26 (b)(c)	1,879,179	1,876,830
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 6/23/24 (b)(c)	3,103,784	3,033,949
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6/13/26 (c)(d)	7,500,000	7,351,200
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 5.1616% 11/27/25 (b)(c)	4,687,500	4,657,031
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4116% 6/1/25 (b)(c)	10,237,966	10,231,618
Vizient, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 5/6/26 (b)(c)	1,371,563	1,369,107
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0448% 2/11/26 (b)(c)	13,965,000	13,918,497
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 12/1/24 (b)(c)	3,686,307	3,597,835

TOTAL HEALTHCARE		84,626,240

Homebuilders/Real Estate - 1.8%
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 8/21/25 (b)(c)	9,428,750	9,385,566
Forest City Enterprises LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4024% 12/7/25 (b)(c)	1,718,856	1,723,153
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1524% 1/30/24 (b)(c)	4,512,428	4,447,584
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1524% 1/30/24 (b)(c)	254,508	250,851
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 3/23/25 (b)(c)	4,216,769	4,187,125
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6329% 2/8/25 (b)(c)	1,196,719	1,136,883
Uniti Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4024% 10/24/22 (b)(c)	1,705,627	1,661,127
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4036% 12/22/24 (b)(c)	12,500,682	12,344,423

TOTAL HOMEBUILDERS/REAL ESTATE		35,136,712

Hotels - 1.6%
Aimbridge Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.19% 2/1/26 (b)(c)	2,004,975	2,009,987
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 8/30/23 (b)(c)	2,609,789	2,604,909
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 11/30/23 (b)(c)	7,038,917	7,020,335
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.1798% 10/25/23 (b)(c)	2,792,849	2,792,849
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 8/31/25 (b)(c)	3,860,600	3,857,396
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 7.5413% 3/18/26 (b)(c)	4,500,000	4,223,655
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.5412% 3/18/27 (b)(c)	2,250,000	2,148,750
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1524% 5/30/25 (b)(c)	5,969,888	5,948,456

TOTAL HOTELS		30,606,337

Insurance - 4.0%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7718% 11/22/23 (b)(c)	3,961,694	3,938,597
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4036% 5/10/25 (b)(c)	7,791,150	7,558,273
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6616% 5/10/25 (b)(c)	1,000,000	985,630
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1566% 1/25/24 (b)(c)	4,423,360	4,388,327
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 11/3/23 (b)(c)	6,151,432	6,136,054
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 11/3/24 (b)(c)	6,930,000	6,912,675
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.4024% 8/4/22 (b)(c)	11,049,634	11,018,032
3 month U.S. LIBOR + 6.500% 8.9024% 8/4/25 (b)(c)	14,390,000	14,578,941
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5864% 4/25/25 (b)(c)	11,892,269	11,585,449
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3299% 5/16/24 (b)(c)	9,994,029	9,731,686

TOTAL INSURANCE		76,833,664

Leisure - 2.8%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 7/31/24 (b)(c)	3,907,820	3,888,281
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9185% 1/4/26 (b)(c)	2,967,563	2,992,282
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 2/28/25 (b)(c)	7,547,499	7,417,757
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9024% 2/1/24 (b)(c)	16,554,747	16,149,156
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4024% 9/8/24 (b)(c)	1,000,000	1,002,500
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 3/8/24 (b)(c)	3,426,443	3,415,033
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2718% 6/10/22 (b)(c)	5,820,772	5,791,668
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 3/31/24 (b)(c)	1,716,827	1,709,462
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1524% 7/6/24 (b)(c)	2,456,250	2,454,727
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8299% 12/21/25 (b)(c)	2,992,500	2,839,134
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.500% 6.9011% 6/10/26 (b)(c)	2,018,750	2,016,227
2LN, term loan 3 month U.S. LIBOR + 8.500% 10.9011% 6/10/27 (b)(c)	450,000	444,375
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.500% 6/10/26 (c)(d)(f)	276,250	275,905
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 12/15/24 (b)(c)	4,183,200	4,097,779

TOTAL LEISURE		54,494,286

Metals/Mining - 0.4%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1524% 3/21/25 (b)(c)	3,259,384	3,247,161
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7717% 10/17/22 (b)(c)	6,741,532	4,474,692

TOTAL METALS/MINING		7,721,853

Paper - 0.5%
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.44% 12/29/23 (b)(c)	5,156,158	4,891,905
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.69% 6/29/25 (b)(c)	5,411,315	5,125,273

TOTAL PAPER		10,017,178

Publishing/Printing - 1.6%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6524% 6/7/23 (b)(c)	6,607,152	6,322,582
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.9375% 2/12/26 (b)(c)	1,990,000	1,976,727
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.0799% 11/3/23 (b)(c)	4,360,570	3,757,373
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 5/29/21 (b)(c)	2,958,595	2,785,517
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8108% 3/13/25 (b)(c)	3,342,688	3,285,026
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 6.4024% 5/4/22 (b)(c)	3,898,057	3,710,483
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 10/24/21 (b)(c)	3,297,154	3,284,790
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 8/24/22 (b)(c)	5,350,060	5,344,710

TOTAL PUBLISHING/PRINTING		30,467,208

Restaurants - 1.4%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 2/17/24 (b)(c)	11,824,069	11,725,575
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 2/14/21 (b)(c)	3,020,492	2,994,486
K-Mac Holdings Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6798% 3/16/25 (b)(c)	1,791,806	1,768,960
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1318% 4/3/25 (b)(c)	2,188,658	2,180,100
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 8.7001% 3/1/26 (b)(c)	3,615,938	3,472,819
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.6524% 7/28/21 (b)(c)	3,434,782	3,385,424
Restaurant Technologies, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6885% 10/1/25 (b)(c)	1,203,950	1,200,194
2LN, term loan 3 month U.S. LIBOR + 6.500% 8.9024% 10/1/26 (b)(c)(e)	500,000	498,750

TOTAL RESTAURANTS		27,226,308

Services - 4.9%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 9/26/21 (b)(c)	1,271,725	457,427
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.6524% 6/13/25 (b)(c)	7,010,000	6,941,372
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 6/13/24 (b)(c)	10,679,945	10,392,227
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.66% 10/19/23 (b)(c)	4,106,513	4,091,114
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0799% 3/11/25 (b)(c)	6,711,300	6,682,777
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7881% 6/21/24 (b)(c)	5,866,205	5,663,352
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1524% 11/7/23 (b)(c)	1,715,297	1,713,564
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.41% 2/7/26 (b)(c)	2,119,688	2,126,576
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 3/29/25 (b)(c)	2,370,000	2,362,795
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.6508% 11/21/24 (b)(c)	6,881,113	6,656,238
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.875% 3/9/23 (b)(c)	106,399	106,100
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5799% 8/22/25 (b)(c)	1,000,000	990,000
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0799% 2/21/25 (b)(c)	7,000,302	6,965,300
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 2/27/25 (b)(c)	14,876,656	14,723,278
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.851% 11/14/22 (b)(c)	7,875,047	7,709,120
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1524% 8/29/25 (b)(c)	3,631,750	3,583,339
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.41% 3/23/24 (b)(c)	869,621	831,940
Thomson Reuters IP&S Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6794% 10/3/23 (b)(c)	1,279,135	1,281,425
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.883% 9/26/24 (b)(c)	1,508,302	1,246,868
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4024% 5/15/23 (b)(c)	96,132	93,248
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 5.6524% 5/14/22 (b)(c)	895,501	877,591
3 month U.S. LIBOR + 3.250% 5.6524% 5/14/22 (b)(c)	5,210,095	5,105,893
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4024% 5/14/23 (b)(c)	548,868	532,402
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 8.1361% 6/21/26 (b)(c)	3,000,000	2,925,000

TOTAL SERVICES		94,058,946

Steel - 0.1%
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 6/14/21 (b)(c)	2,183,551	2,177,175
Super Retail - 4.9%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.439% 7/2/22 (b)(c)	5,367,932	3,816,600
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4024% 9/25/24 (b)(c)	52,583,955	50,140,883
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.1443% 2/3/24 (b)(c)	11,640,835	11,641,999
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4% 11/17/24 (b)(c)	3,280,575	3,286,743
David's Bridal, Inc. term loan:
3 month U.S. LIBOR + 7.500% 9.89% 7/18/23 (b)(c)	116,043	116,043
3 month U.S. LIBOR + 8.000% 10.39% 1/18/24 (b)(c)	464,173	352,771
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9024% 8/19/23 (b)(c)	3,668,502	3,567,031
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 4.91% 8/19/22 (b)(c)	3,956,555	3,926,169
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8328% 1/26/23 (b)(c)	3,495,697	2,702,384
PetSmart, Inc. term loan 3 month U.S. LIBOR + 4.250% 6.67% 3/11/22 (b)(c)	2,325,870	2,261,188
Red Ventures LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 11/8/24 (c)(d)	2,220,000	2,208,900
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 11/16/17 (b)(c)(e)(g)	3,002,818	3,003
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.601% 4/9/26 (b)(c)	5,000,000	4,792,950
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 7.101% 9/12/24 (b)(c)	1,000,000	950,000
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4024% 5/31/25 (b)(c)	4,292,481	4,126,148

TOTAL SUPER RETAIL		93,892,812

Technology - 15.2%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1524% 8/10/25 (b)(c)	5,786,275	4,938,586
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5799% 4/23/26 (b)(c)	1,995,000	1,983,788
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1524% 2/28/25 (b)(c)	2,389,750	2,394,721
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5799% 10/2/25 (b)(c)	4,613,409	4,361,101
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.8151% 9/5/25 (b)(c)	1,980,013	1,970,113
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.5828% 4/19/25 (b)(c)	1,781,504	1,762,584
Cabot Microelectronics Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6875% 11/15/25 (b)(c)	4,054,965	4,047,382
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 4/30/25 (b)(c)	5,955,000	5,966,017
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 4/4/26 (b)(c)	10,660,000	10,617,360
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 8/23/25 (b)(c)	3,031,645	3,024,066
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1524% 11/29/24 (b)(c)	2,960,019	2,923,019
Datto, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5799% 4/2/26 (b)(c)	2,000,000	2,005,000
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.41% 9/7/23 (b)(c)	4,907,174	4,879,792
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 2/1/25 (b)(c)	1,560,901	1,506,270
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.1524% 2/1/26 (b)(c)(e)	600,000	576,000
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 6.4024% 10/31/24 (b)(c)	9,403,121	9,356,106
3 month U.S. LIBOR + 8.000% 10.4024% 10/31/25 (b)(c)	2,148,276	2,126,793
Dynatrace LLC:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4024% 8/23/26 (b)(c)	332,794	334,458
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 8/23/25 (b)(c)	3,553,213	3,543,441
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9036% 8/14/25 (b)(c)	830,538	793,853
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2706% 2/9/23 (b)(c)	4,318,154	4,283,090
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.66% 6/1/22 (b)(c)	5,122,266	5,084,771
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.6524% 3/8/26 (b)(c)	545,000	524,563
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 3/8/25 (b)(c)	3,484,800	3,349,764
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.8299% 12/2/24 (b)(c)	1,558,731	1,552,886
3 month U.S. LIBOR + 7.500% 10.0955% 12/1/25 (b)(c)	1,000,000	998,330
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4036% 7/10/22 (b)(c)	10,715,266	10,701,979
Global Payments, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.1524% 4/22/23 (b)(c)	1,514,448	1,512,177
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 2/15/24 (b)(c)	4,638,468	4,637,308
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4024% 7/7/25 (b)(c)	780,000	781,950
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 7/1/24 (b)(c)	2,780,268	2,759,416
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 5.0799% 2/1/22 (b)(c)	1,919,565	1,913,403
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.829% 11/1/24 (b)(c)	8,490,000	8,760,661
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.579% 11/1/23 (b)(c)	6,791,493	6,773,699
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.67% 1/20/24 (b)(c)	7,208,749	7,181,717
3 month U.S. LIBOR + 9.000% 11.42% 1/20/25 (b)(c)	2,270,000	2,233,680
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 11/20/21 (b)(c)	2,544,549	2,513,811
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.9024% 6/21/24 (b)(c)	16,066,080	15,724,676
3 month U.S. LIBOR + 2.500% 4.9024% 6/21/24 (b)(c)	2,563,256	2,508,786
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 6.1524% 9/29/24 (b)(c)	9,360,213	9,341,211
3 month U.S. LIBOR + 8.500% 10.9024% 9/29/25 (b)(c)	3,022,727	3,052,955
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1798% 9/15/24 (b)(c)	1,200,833	1,178,318
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.44% 9/4/26 (b)(c)	415,000	408,775
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.66% 9/4/25 (b)(c)	722,821	706,738
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.78% 4/26/24 (b)(c)	1,500,000	1,488,750
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0238% 5/22/26 (b)(c)	1,000,000	994,580
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7311% 5/31/25 (b)(c)	3,733,335	3,615,100
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4811% 5/31/26 (b)(c)	2,160,000	2,052,000
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8151% 8/1/25 (b)(c)	3,477,525	3,428,631
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 3/3/23 (b)(c)	5,312,823	5,271,329
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.5799% 9/30/22 (b)(c)	5,623,641	5,605,365
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 4/16/25 (b)(c)	5,967,725	5,940,871
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 4/16/25 (b)(c)	4,092,609	4,074,192
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 4/16/25 (b)(c)	8,251,837	8,218,582
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5799% 9/30/23 (b)(c)	1,633,699	1,628,602
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4011% 3/9/23 (b)(c)	5,922,519	5,433,911
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 5/1/24 (b)(c)	7,817,559	7,780,113
TIBCO Software, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6/11/26 (c)(d)	500,000	500,625
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.91% 12/4/20 (b)(c)	2,501,951	2,504,303
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9385% 9/28/24 (b)(c)	7,271,671	7,203,536
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4106% 4/4/25 (b)(c)	7,023,514	7,020,564
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0799% 4/8/26 (b)(c)	6,360,000	6,367,950
Vantiv LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 4.1444% 8/9/24 (b)(c)	4,937,500	4,932,168
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.8904% 1/27/23 (b)(c)	1,706,272	1,549,517
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9024% 8/27/25 (b)(c)	8,123,613	8,118,576
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 7/2/25 (b)(c)	9,950,000	9,547,821
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.6524% 7/2/26 (b)(c)	3,500,000	3,396,470
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0438% 3/1/26 (b)(c)	6,766,667	6,775,125
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.1606% 10/11/26 (b)(c)	1,829,523	1,792,933
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1606% 10/11/25 (b)(c)	4,761,461	4,690,039
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 5/17/26 (b)(c)	3,656,205	3,620,301

TOTAL TECHNOLOGY		291,147,068

Telecommunications - 7.4%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 5.1443% 7/15/25 (b)(c)	5,408,495	5,119,465
3 month U.S. LIBOR + 2.750% 5.1443% 1/31/26 (b)(c)	3,447,500	3,264,369
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.66% 12/22/23 (b)(c)	2,932,875	2,920,968
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.16% 6/15/24 (b)(c)	22,144,944	21,683,665
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.15% 5/31/25 (b)(c)	4,455,000	3,981,656
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1541% 11/27/23 (b)(c)	28,495,000	28,174,431
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.9041% 1/2/24 (b)(c)	4,000,000	4,007,840
Tranche B-5, term loan 6.625% 1/2/24	6,205,000	6,225,663
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6524% 2/22/24 (b)(c)	6,090,000	6,038,235
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6443% 7/17/25 (b)(c)	4,852,283	4,768,872
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8299% 2/10/24 (b)(c)	2,932,500	2,389,988
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 2/1/24 (b)(c)	8,472,560	8,266,507
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 2/2/26 (b)(c)	9,402,667	9,414,420
Sabre Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8942% 4/15/26 (b)(c)	3,000,000	2,994,390
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.41% 4/11/25 (b)(c)	4,455,000	4,395,749
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.8299% 11/1/24 (b)(c)	4,036,260	3,730,190
3 month U.S. LIBOR + 8.250% 10.5799% 11/1/25 (b)(c)	3,000,000	2,767,500
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 5.1524% 7/31/25 (b)(c)	7,228,106	6,869,303
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 6.0818% 1/31/26 (b)(c)	1,016,573	983,535
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.3942% 8/14/26 (b)(c)	5,970,000	5,835,675
Sprint Communications, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 5.4375% 2/2/24 (b)(c)	3,980,000	3,938,966
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9375% 2/3/24 (b)(c)	743,049	730,974
Windstream Services LLC 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.91% 2/26/21 (b)(c)	3,000,000	3,000,000

TOTAL TELECOMMUNICATIONS		141,502,361

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.5611% 6/15/23 (b)(c)	1,311,386	1,231,064
Transportation Ex Air/Rail - 0.6%
IBC Capital Ltd.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.402% 9/11/24 (b)(c)	670,000	653,250
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.152% 9/11/23 (b)(c)	3,947,519	3,934,374
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.44% 6/22/22 (b)(c)	5,107,151	5,094,383
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.44% 9/14/20 (b)(c)	2,441,353	2,423,043

TOTAL TRANSPORTATION EX AIR/RAIL		12,105,050

Utilities - 3.6%
Brookfield WEC Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 9.1524% 8/1/26 (b)(c)	2,375,000	2,400,983
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 8/1/25 (c)(d)	1,405,000	1,403,244
3 month U.S. LIBOR + 3.500% 5.9024% 8/1/25 (b)(c)	11,656,425	11,627,284
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.53% 11/28/24 (b)(c)	3,030,293	2,897,718
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.8299% 11/13/21 (b)(c)	3,982,073	3,872,566
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.16% 6/26/25 (b)(c)	7,920,000	7,910,100
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.101% 8/28/25 (b)(c)	3,201,161	3,213,165
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 6.4024% 2/15/24 (b)(c)	3,352,834	3,211,378
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.33% 12/3/25 (b)(c)	1,929,231	1,928,034
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.0799% 12/19/20 (b)(c)	7,186,703	6,845,335
Pike Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.91% 3/23/25 (b)(c)	1,583,226	1,584,081
Tex Operations Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4024% 8/4/23 (b)(c)	5,721,057	5,710,359
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 11/30/23 (b)(c)	6,520,468	6,194,445
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.4067% 12/31/25 (b)(c)	9,794,400	9,778,533

TOTAL UTILITIES		68,577,225

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,792,511,753)		1,758,921,316

Nonconvertible Bonds - 4.1%
Aerospace - 0.2%
TransDigm, Inc. 6.25% 3/15/26 (h)	4,000,000	4,185,000
Broadcasting - 0.0%
Cumulus Media New Holdings, Inc. 6.75% 7/1/26 (h)	500,000	498,750
iHeartCommunications, Inc.:
6.375% 5/1/26	142,478	151,205
8.375% 5/1/27	258,242	270,514

TOTAL BROADCASTING		920,469

Chemicals - 0.3%
OCI NV 6.625% 4/15/23 (h)	1,000,000	1,040,000
TPC Group, Inc. 8.75% 12/15/20 (h)	3,780,000	3,765,825

TOTAL CHEMICALS		4,805,825

Containers - 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 6.0968% 7/15/21 (b)(c)(h)	5,780,000	5,780,000
Diversified Financial Services - 0.1%
EG Global Finance PLC 6.75% 2/7/25 (h)	1,000,000	992,200
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	1,140,000	1,204,838

TOTAL DIVERSIFIED FINANCIAL SERVICES		2,197,038

Energy - 0.6%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	1,605,000	1,743,431
7% 6/30/24	1,000,000	1,150,100
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.1603% 6/15/22 (b)(c)(h)	4,500,000	4,496,462
6.875% 6/15/25 (h)	1,000,000	1,024,160
Denbury Resources, Inc.:
9% 5/15/21 (h)	730,000	719,050
9.25% 3/31/22 (h)	1,455,000	1,364,063
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (h)	1,435,000	1,280,738

TOTAL ENERGY		11,778,004

Environmental - 0.0%
Tervita Escrow Corp. 7.625% 12/1/21 (h)	670,000	681,531
Gaming - 0.4%
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	1,500,000	1,533,750
Scientific Games Corp. 5% 10/15/25 (h)	3,060,000	3,090,600
Stars Group Holdings BV 7% 7/15/26 (h)	2,000,000	2,115,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	1,367,000	1,346,495

TOTAL GAMING		8,085,845

Healthcare - 0.3%
Tenet Healthcare Corp.:
4.625% 7/15/24	2,500,000	2,531,250
5.125% 5/1/25	1,000,000	1,005,000
Valeant Pharmaceuticals International, Inc. 5.5% 11/1/25 (h)	2,515,000	2,621,888

TOTAL HEALTHCARE		6,158,138

Insurance - 0.1%
HUB International Ltd. 7% 5/1/26 (h)	1,000,000	1,013,750
Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (h)	1,220,000	1,226,100
7.25% 11/30/21 (h)	2,000,000	2,067,500

TOTAL LEISURE		3,293,600

Paper - 0.1%
CommScope Finance LLC:
5.5% 3/1/24 (h)	1,100,000	1,128,875
6% 3/1/26 (h)	1,100,000	1,127,500

TOTAL PAPER		2,256,375

Services - 0.2%
APX Group, Inc. 7.625% 9/1/23	980,000	788,900
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (h)	2,395,000	2,170,469

TOTAL SERVICES		2,959,369

Super Retail - 0.1%
Staples, Inc. 10.75% 4/15/27 (h)	1,250,000	1,243,750
Technology - 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (h)	3,030,000	3,120,458
NXP BV/NXP Funding LLC 4.125% 6/1/21 (h)	2,665,000	2,726,562
Uber Technologies, Inc. 7.5% 11/1/23 (h)	2,000,000	2,120,000

TOTAL TECHNOLOGY		7,967,020

Telecommunications - 0.7%
Altice Financing SA 7.5% 5/15/26 (h)	3,095,000	3,110,785
Frontier Communications Corp. 8% 4/1/27 (h)	5,400,000	5,616,000
SFR Group SA:
6.25% 5/15/24 (h)	1,189,000	1,224,670
7.375% 5/1/26 (h)	3,010,000	3,085,250

TOTAL TELECOMMUNICATIONS		13,036,705

Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (h)	870,000	837,103
Transportation Ex Air/Rail - 0.1%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (h)	2,255,000	2,389,082
TOTAL NONCONVERTIBLE BONDS
(Cost $78,544,451)		79,588,604
	Shares	Value

Common Stocks - 0.8%
Broadcasting - 0.1%
Clear Channel Outdoor Holdings, Inc. (i)	59,243	279,627
iHeartMedia, Inc. (i)	25,194	379,170

TOTAL BROADCASTING		658,797

Chemicals - 0.2%
LyondellBasell Industries NV Class A	52,192	4,495,297
Energy - 0.3%
Expro Holdings U.S., Inc. (e)(i)	240,349	4,206,108
Expro Holdings U.S., Inc. (e)(h)(i)	88,205	1,543,588

TOTAL ENERGY		5,749,696

Publishing/Printing - 0.0%
Cenveo Corp. (e)	4,167	121,510
Super Retail - 0.0%
David's Bridal, Inc. (e)	8,913	4,635
Utilities - 0.2%
TexGen Power LLC (e)(i)	85,051	3,327,620
TOTAL COMMON STOCKS
(Cost $12,837,380)		14,357,555

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (e)(i)
(Cost $45,406)	45,954	45,954

Money Market Funds - 3.4%
Fidelity Cash Central Fund 2.42% (j)
(Cost $65,159,835)	65,152,960	65,165,991
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,949,098,825)		1,918,079,420
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,921,464
NET ASSETS - 100%		$1,920,000,884

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Level 3 security

 (f) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $564,225 and $562,439, respectively.

 (g) Non-income producing - Security is in default.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,491,792 or 3.8% of net assets.

 (i) Non-income producing

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,625,924
Total	$1,625,924

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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